Commitments and Contingencies (Details) - USD ($)				3 Months Ended	12 Months Ended
	Jun. 28, 2024	Sep. 08, 2023	Jan. 14, 2022	Mar. 31, 2025	Dec. 31, 2024	Aug. 01, 2024	Jun. 21, 2024	Dec. 31, 2023	Aug. 29, 2023	Aug. 01, 2023	Jun. 29, 2023	May 26, 2023	Apr. 27, 2023	Mar. 28, 2023	Dec. 23, 2022	Sep. 27, 2022
Commitments and Contingencies [Line Items]
Underwriters option period				45 days	45 days
Aggregate ordinary shares					109,436,178
Underwriting fee per unit (in Dollars per share)				$ 0.2	$ 0.2
Cash underwriting fee (in Dollars)				$ 1,545,537	$ 1,545,537
Deferred underwriting commission per unit (in Dollars per share)				$ 0.35	$ 0.35
Deferred underwriting fees (in Dollars)				$ 2,704,690	$ 2,704,690			$ 2,704,690
Non redeemable common stock				1,082,789	1,082,789			2,172,851
Trust account (in Dollars)															$ 772,769	$ 772,769
Common stock shares				2,283,976	2,283,976			2,283,976
Pre-money enterprise valuation amount (in Dollars)						$ 6,200,000,000
Debt Facility [Member]
Commitments and Contingencies [Line Items]
Debt facility (in Dollars)						6,200,000,000
Anchor Equity Investment [Member]
Commitments and Contingencies [Line Items]
Equity investment (in Dollars)						$ 500,000,000
CMR Merger Agreement [Member]
Commitments and Contingencies [Line Items]
Aggregate ordinary shares				22,500,000
Cash in an amount (in Dollars)				$ 125,000,000
CMR Merger Agreement [Member] | Common Stock [Member]
Commitments and Contingencies [Line Items]
Cash in an amount (in Dollars)				$ 50,000,000
Non-Redemption Agreements [Member]
Commitments and Contingencies [Line Items]
Non redeemable common stock	1,125,000			2,432,185	2,432,185
Advisory Agreement [Member]
Commitments and Contingencies [Line Items]
Common stock shares		100,000
Cohen & Company Capital Markets [Member]
Commitments and Contingencies [Line Items]
Trust account (in Dollars)							$ 10,000,000
Cohen & Company Capital Markets [Member] | Advisory Agreement [Member]
Commitments and Contingencies [Line Items]
Trust account (in Dollars)		$ 25,000,000
Non-Affiliate Holders [Member]
Commitments and Contingencies [Line Items]
Number of shares issued							450,000
Business Combination [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting fees (in Dollars)				$ 2,704,690	$ 2,704,690
Trust account (in Dollars)									$ 125,000	$ 125,000	$ 125,000	$ 125,000	$ 125,000	$ 125,000
Business Combination [Member] | Non-Redemption Agreements [Member]
Commitments and Contingencies [Line Items]
Aggregate ordinary shares	337,500
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Underwriters option period				45 days	45 days
Option to purchase units			227,686	1,125,000	1,125,000
Aggregate ordinary shares			227,686	1,125,000	1,125,000
Price per unit (in Dollars per share)			$ 10
Additional gross proceeds (in Dollars)			$ 2,276,860
Founder Shares [Member] | Advisory Agreement [Member]
Commitments and Contingencies [Line Items]
Aggregate ordinary shares		500,000
Fee Shares [Member]
Commitments and Contingencies [Line Items]
Number of shares issued							100,000
Founder Shares [Member] | Advisory Agreement [Member]
Commitments and Contingencies [Line Items]
Aggregate ordinary shares		500,000